OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
OTHER LIABILITIES
Decommissioning obligation	$ 150.1	$ 143.5
Defined benefit plans	19.3	19.0
Other	49.8	45.1
Total other liabilities	$ 219.2	$ 207.6